SIGNIFICANT ACCOUNTING POLICIES (Details - Net deferred tax assets) - USD ($)	May 31, 2024	May 31, 2023
Deferred tax assets:
NOL Carryover	$ 1,603,025	$ 1,401,372
Valuation allowance	(1,603,025)	(1,401,372)
Net deferred tax asset	$ 0	$ 0